STOCKHOLDERS' DEFICIT (Details Textual) - USD ($)																													1 Months Ended																								3 Months Ended			12 Months Ended
	Sep. 16, 2015	Sep. 08, 2015	Sep. 04, 2015	Sep. 02, 2015	Aug. 14, 2015	Jul. 02, 2015	Jun. 16, 2015	Jun. 05, 2015	Jun. 04, 2015	Jun. 03, 2015	May. 07, 2015	Apr. 14, 2015	Mar. 17, 2015	Mar. 16, 2015	Mar. 12, 2015	Mar. 11, 2015	Mar. 06, 2015	Feb. 17, 2015	Feb. 09, 2015	Feb. 04, 2015	Feb. 02, 2015	Dec. 10, 2014	Dec. 09, 2014	Dec. 04, 2014	Nov. 04, 2014	Aug. 07, 2014	Jul. 02, 2014	May. 09, 2014	Sep. 22, 2015	Sep. 18, 2015	Aug. 26, 2015	Jul. 24, 2015	May. 21, 2015	Apr. 28, 2015	Apr. 21, 2015	Apr. 15, 2015	Mar. 20, 2015	Mar. 19, 2015	Mar. 18, 2015	Jan. 30, 2015	Dec. 26, 2014	Dec. 24, 2014	Dec. 16, 2014	Dec. 11, 2014	Nov. 05, 2014	Oct. 17, 2014	Sep. 11, 2014	Jul. 18, 2014	Nov. 30, 2013	Oct. 31, 2013	Sep. 30, 2013	Jul. 31, 2013	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jul. 10, 2015	Feb. 28, 2015	Nov. 12, 2014	Oct. 31, 2014
Debt Instrument, Convertible, Conversion Price									$ 0.07																		$ 0.0709
Debt Conversion, Converted Instrument, Amount																											$ 139,680																													$ 152,285	$ 0
Debt Instrument, Periodic Payment																											$ 154,798
Warrants Expire Period																																																			5 years
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants																																																			$ 3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																			$ 0.0698
Debt Conversion, Converted Instrument, Shares Issued																											2,183,333
Stock Issued During Period, Shares, Issued for Services																								3,000,000
Stock Issued During Period, Value, Issued for Services																																																								$ 741,276	$ 244,500
Common stock, authorized shares																																																					2,000,000,000			2,000,000,000	2,000,000,000		10,000,000,000		100,000,000
Common stock, par value																																																					$ 0.001			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Debt Conversion, Original Debt, Amount																																																$ 50,000					$ 0		$ (2,500)
Class of Warrant or Right, Outstanding																																																					7,379,158
Share Price																																																					$ 0.0289			0.0899
Scientific Advisory Board [Member]
Stock Issued During Period, Shares, Issued for Services		600,000
Shares Issued, Price Per Share		$ 0.0369
Common Stock [Member]
Debt Instrument, Convertible, Conversion Price																																								$ 0.0025																$ 0.0025
Debt Conversion, Converted Instrument, Amount																																								$ 25,000																$ 25,000
Debt Conversion, Converted Instrument, Shares Issued																																								10,000,000																10,000,000
Stock Issued During Period, Shares, Issued for Services																																																								19,258,316	1,915,000
Shares Issued, Price Per Share																				$ 0.0025
Stock Issued During Period, Value, Issued for Services																																																								$ 19,258	$ 1,915
Common stock, authorized shares																																																											2,000,000,000		10,000,000,000
Common stock, par value																																																											$ 0.001		$ 0.001
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																								181,185,110
Common Stock [Member] | Investment Banking Service Agreement [Member]
Stock Issued During Period, Shares, Issued for Services																																																		500,000
Shares Issued, Price Per Share																																																		$ 0.10
Stock Issued During Period, Value, Issued for Services																																																		$ 50,000
Preferred Stock [Member]
Preferred stock, authorized shares																																																					10,000,000			10,000,000
Preferred stock, par value																																																					$ 0.01			$ 0.01
Director [Member]
Debt Conversion, Converted Instrument, Amount																				$ 14,000
Debt Conversion, Converted Instrument, Shares Issued																				17,654,470
Investor [Member]
Stock Issued During Period, Shares, Issued for Services																												1,000,000															9,400,000	1,000,000	3,000,000
Shares Issued, Price Per Share																																											$ 0.0025	$ 0.0025	$ 0.001
Stock Issued During Period, Value, Issued for Services																																											$ 23,500	$ 2,500	$ 3,000
First Tranche [Member]
Stock Issued During Period, Shares, New Issues																																															7,426,000
Second Tranche [Member]
Stock Issued During Period, Shares, New Issues																									8,161,000
Debt Settlement Agreements [Member] | Director [Member]
Debt Conversion, Converted Instrument, Amount																				$ 44,136
Debt Conversion, Converted Instrument, Shares Issued																				17,654,470
Consultant [Member]
Stock Issued During Period, Shares, Issued for Services						500,000																		4,000,000		500,000					560,000	8,000,000		500,000		6,000,000										10,000,000										100,000
Shares Issued, Price Per Share																												$ 0.10			$ 0.04	$ 0.0435														$ 0.008
Stock Issued During Period, Value, Issued for Services																												$ 100,000			$ 4,261	$ 348,000														$ 80,000							$ 17,746
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																8,000,000																						3,000,000						3,000,000		4,000,000
Consultant [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services						500,000		6,758,316	500,000	1,000,000	6,758,316																						1,000,000																			300,000
Shares Issued, Price Per Share									$ 0.0706		$ 0.043																						$ 0.0445																			$ 0.20
Stock Issued During Period, Value, Issued for Services						$ 5,015		$ 88,446	$ 35,300	$ 7,265	$ 290,608																						$ 44,500																						$ 12,000			$ 48,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											3,379,158																						1,000,000
Share Price											$ 0.043																						$ 0.0445
Consultant [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price											$ 0.03																						$ 0.07
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											397.00%																						397.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											60 months																						60 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											1.54%																						1.54%
Warrants and Rights Outstanding											$ 145,303																						$ 44,500
Prepaid Expense											101,080																						37,235
Share-based Compensation, Total											$ 44,223																						$ 7,265
Consultant One [Member]
Stock Issued During Period, Shares, Issued for Services																																																								80,000
Stock Issued During Period, Value, Issued for Services																																																					281,313
Consultant One [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																				250,000
Shares Issued, Price Per Share																																																				$ 0.20
Stock Issued During Period, Value, Issued for Services																																																				$ 50,000
Consultant Two [Member]
Stock Issued During Period, Value, New Issues																																																					$ 128,609
Consultant Two [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																				137,500
Shares Issued, Price Per Share																																																				$ 0.20
Stock Issued During Period, Value, Issued for Services																																																				$ 27,500
Consultant Three [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																				10,000
Shares Issued, Price Per Share																																																				$ 0.20
Stock Issued During Period, Value, Issued for Services																																																				$ 2,000
Consultant Four [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																				150,000
Shares Issued, Price Per Share																																																				$ 0.20
Stock Issued During Period, Value, Issued for Services																																																				$ 30,000
Consultant Six [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																			300,000
Shares Issued, Price Per Share																																																			$ 0.20
Stock Issued During Period, Value, Issued for Services																																																			$ 60,000
Consultant Seven [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																			25,000
Shares Issued, Price Per Share																																																			$ 0.20
Stock Issued During Period, Value, Issued for Services																																																			$ 5,000
Consultant Eight [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																		200,000
Shares Issued, Price Per Share																																																		$ 0.10
Stock Issued During Period, Value, Issued for Services																																																		$ 13,333
Increase (Decrease) in Prepaid Expense																																																		$ 6,667
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																																		3 years
Consultant Nine [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																		100,000
Shares Issued, Price Per Share																																																		$ 0.10
Stock Issued During Period, Value, Issued for Services																																																		$ 10,000
Consultant Ten [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																	30,000
Shares Issued, Price Per Share																																																	$ 0.10
Stock Issued During Period, Value, Issued for Services																																																	$ 3,000
Consultant Eleven [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																	25,000
Shares Issued, Price Per Share																																																	$ 0.10
Stock Issued During Period, Value, Issued for Services																																																	$ 2,500
Issue One [Member]
Debt Instrument, Convertible, Conversion Price					$ 0.02365							$ 0.0020	$ 0.0017	$ 0.0017	$ 0.0015	$ 0.0015	$ 0.0006	$ 0.0006	$ 0.0035		$ 0.0006	$ 0.0011	$ 0.0011												$ 0.0020	$ 0.0020	$ 0.0020	$ 0.0020	$ 0.0020		$ 0.0007	$ 0.0007	$ 0.0012
Debt Instrument, Periodic Payment												$ 4,271	$ 1,061	$ 15,534	$ 1,001	$ 14,675	$ 3,410	$ 3,266	$ 21,100		$ 3,446														$ 28,202	$ 10,145	$ 23,762	$ 8,260	$ 20,053		$ 4,044	$ 3,762	$ 6,000
Debt Conversion, Converted Instrument, Shares Issued					866,796																	6,698,331	4,870,391
Debt Conversion, Original Debt, Amount					$ 20,500																	$ 7,368	$ 5,357
Stock Issued During Period, Shares, Conversion of Convertible Securities												2,135,450	622,504	9,110,833	674,141	9,882,013	6,200,000	5,937,563	6,089,544		6,265,964														14,100,870	5,072,740	12,001,242	4,171,808	10,127,576		5,655,958	5,700,000	5,194,805
Issue Two [Member]
Debt Instrument, Convertible, Conversion Price					$ 0.02365								$ 0.0019		$ 0.0015	$ 0.0015	$ 0.0015	$ 0.0035
Debt Instrument, Periodic Payment													$ 20,048		$ 14,678	$ 10,121	$ 6,443	$ 15,323
Debt Conversion, Converted Instrument, Shares Issued					879,585
Debt Conversion, Original Debt, Amount					$ 20,802
Stock Issued During Period, Shares, Conversion of Convertible Securities													10,414,660		9,884,155	6,815,185	4,338,384	4,422,257
Issue Three [Member]
Debt Instrument, Convertible, Conversion Price															$ 0.0016		$ 0.0015														$ 0.018425
Debt Instrument, Periodic Payment															$ 10,125		$ 1,011
Debt Conversion, Converted Instrument, Shares Issued																															1,414,843
Debt Conversion, Original Debt, Amount																															$ 26,068
Stock Issued During Period, Shares, Conversion of Convertible Securities															6,347,918		680,485
Issue Four [Member]
Debt Instrument, Convertible, Conversion Price				$ 0.018425
Debt Conversion, Converted Instrument, Shares Issued				1,396,108
Debt Conversion, Original Debt, Amount				$ 25,723
Issue Five [Member]
Debt Instrument, Convertible, Conversion Price			$ 0.018425
Debt Conversion, Converted Instrument, Shares Issued			849,263
Debt Conversion, Original Debt, Amount			$ 15,648
Issue Six [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.018975
Debt Conversion, Converted Instrument, Shares Issued	826,726
Debt Conversion, Original Debt, Amount	$ 15,687
Issue Seven [Member]
Debt Instrument, Convertible, Conversion Price																														$ 0.017875
Debt Conversion, Converted Instrument, Shares Issued																														877,969
Debt Conversion, Original Debt, Amount																														$ 15,694
Issue Eight [Member]
Debt Instrument, Convertible, Conversion Price																													$ 0.01716
Debt Conversion, Converted Instrument, Shares Issued																													911,294
Debt Conversion, Original Debt, Amount																													$ 15,638
Loans from Directors [Member]
Debt Conversion, Converted Instrument, Amount																				$ 27,000
Debt Conversion, Converted Instrument, Shares Issued																				33,259,350
Loans from Directors [Member] | Director [Member]
Debt Instrument, Convertible, Conversion Price																				$ 0.0025
Debt Conversion, Converted Instrument, Amount																				$ 41,000
Loans from Directors [Member] | Debt Settlement Agreements [Member]
Debt Conversion, Converted Instrument, Amount																				$ 83,148
Debt Conversion, Converted Instrument, Shares Issued																				33,259,350
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues																																																						8,161,000
Preferred stock, authorized shares																							500,000																														10,000,000			10,000,000	10,000,000
Preferred stock, par value																							$ 0.01																														$ 0.01			$ 0.01	$ 0.01
Stock Issued During Period, Shares, Issued for Services																							500,000																																	500,000	0
Shares Issued, Price Per Share																																																						$ 0.00213
Stock Issued During Period, Value, Issued for Services																																																						$ 1,067		$ 5,000	$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																								0
Series B Preferred Stock [Member]
Preferred stock, authorized shares							5																																														5			5	5
Preferred stock, par value							$ 0.01																																														$ 0.01			$ 0.01	$ 0.01
Stock Issued During Period, Shares, Issued for Services							1																																																	1	0
Shares Issued, Price Per Share							$ 0.1165																																																	$ 0.1165
Stock Issued During Period, Value, Issued for Services							$ 0.12																																																	$ 0	$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																								0